CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows (Used In) Provided By Operating Activities:
Net loss	$ (19,907)	$ (6,844)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of deferred financing cost and debt discount	1,092	615
Amortization of intangible assets	1,954	1,954
Reduction in carrying amount of right-of-use assets	156	164
Depreciation and amortization of property, equipment and software	275	253
Stock-based compensation	1,552	706
Deferred income taxes	6,132	568
Derecognition of tax receivable agreement liability	(5,201)	0
Revaluation of tax receivable agreement liability	0	(331)
Loss on early termination of line of credit	0	300
Commitment shares and expenses for Equity Reserve Facility	532	0
Provision for credit losses/bad debt expense	619	422
Changes in operating assets and liabilities:
Accounts receivable	31,615	(11,275)
Prepaid expenses and other assets	(60)	201
Accounts payable	(26,269)	16,231
Accrued liabilities and TRA payable	(1,103)	(8)
Income taxes payable	(34)	(140)
Deferred revenues	126	(166)
Operating lease liability	(127)	(92)
Net cash (used in) provided by operating activities	(8,648)	2,558
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(17)	(178)
Net cash used in investing activities	(17)	(178)
Cash Flows Provided by (Used In) Financing Activities:
Proceeds from note payable	4,000	3,516
Payments on term loan	(373)	(677)
Proceeds from lines of credit	6,700	5,000
Payments on lines of credit	(6,000)	(2,000)
Payment of expenses for Equity Reserve Facility	(382)	0
Payment of deferred financing cost	(26)	(576)
Proceeds from issuance of Class A Common Stock	1,646	0
Acquisition and redemption of warrants, including expenses	0	(3,540)
Payment of tax related to shares withheld upon vesting	(878)	0
Proceeds from options exercised	92	29
Proceeds from warrants exercised	215	122
Distributions to holders of LLC Units	0	(3,185)
Net cash provided by (used in) financing activities	4,994	(1,311)
Net (decrease) increase in cash and cash equivalents	(3,671)	1,069
Cash and cash equivalents, beginning of the period	5,116	4,047
Cash and cash equivalents, end of the period	1,445	5,116
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes	388	361
Cash paid for interest	4,300	3,736
Non-cash Activities:
Common stock issued for subscription receivable	1,362	0
Funding of interest reserve through debt	2,000	0
Accrued term loan exit fee	3,000	0
Issuance of stock in lieu of cash bonus, net of tax withholdings	906	0
Financed insurance premiums	129	0
Outside basis difference in partnership	0	1,536
Tax receivable agreement payable to Direct Digital Management, LLC	0	1,286
Tax benefit on tax receivable agreement	$ 0	$ 250